Note 05 - Marketable Securities (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 3,239	$ 3,162
Trading	15,885	15,395
Held-to-maturity	178	154
Total	19,302	18,711
Less: Current portion of marketable securities	(15,995)	(15,612)
Long-term portion of marketable securities	$ 3,307	$ 3,099